Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Feb. 25, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Aug. 25, 2016
Schwab Target 2010 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2010 Index Fund
Account Value	[1],[2]	$ 15,190.54	$ 14,353.83	$ 13,076.37	$ 13,758.81	$ 13,548.21		$ 11,380.86	$ 11,315.23	$ 10,795.49	$ 10,226.23	$ 9,990
Schwab Target 2015 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2015 Index Fund
Account Value	[1],[2]	$ 15,497.27	14,631.99	13,236.84	13,951.95	13,689.4		11,358.39	11,360.3	10,846.37	10,249.28	9,990
Schwab Target 2020 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2020 Index Fund
Account Value	[1],[2]	$ 16,117.62	15,214.32	13,689.82	14,436.21	14,135.78		11,632.99	11,652.47	11,126.19	10,369.15	9,980
Schwab Target 2025 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2025 Index Fund
Account Value	[1],[2]	$ 17,358.31	16,345.99	14,557.07	15,431.65	14,978.7		11,619.07	11,965.32	11,417.9	10,482.03	9,980
Schwab Target 2030 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2030 Index Fund
Account Value	[1],[2]	$ 18,693.42	17,563.52	15,265.87	16,273.74	15,632		11,581.25	12,189.22	11,635.72	10,566.48	9,980
Schwab Target 2035 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2035 Index Fund
Account Value	[1],[2]	$ 19,703.07	18,487.75	15,801.06	16,915.48	16,128.34		11,533.22	12,363.62	11,810.66	10,643.93	9,970
Schwab Target 2040 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2040 Index Fund
Account Value	[1],[2]	$ 20,581.93	19,293.96	16,273.17	17,489.64	16,572.66		11,502.81	12,529.65	11,991.13	10,709.49	9,970
Schwab Target 2045 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2045 Index Fund
Account Value	[1],[2]	$ 21,294.95	19,943.05	16,650.17	17,943.33	16,909.76		11,421.03	12,626.2	12,102.7	10,751.04	9,970
Schwab Target 2050 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2050 Index Fund
Account Value	[1],[2]	$ 21,693.34	20,306.67	16,841.34	18,189.89	17,100.56		11,367.99	12,680.43	12,165.81	10,780.19	9,970
Schwab Target 2055 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2055 Index Fund
Account Value	[1],[2]	$ 21,999.5	20,593.79	17,022.89	18,396.58	17,272.39		11,345.15	12,742.3	12,234.5	10,802.71	9,970
Schwab Target 2060 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2060 Index Fund
Account Value	[1],[2]	$ 22,198.64	20,768.4	17,121.7	18,522.19	17,352.92		11,290.16	12,757.95	12,240.76	10,811.14	9,970
Schwab Target 2065 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab Target 2065 Index Fund
Account Value	[1]	$ 13,088.82	12,244.03	10,067.17	10,892.73		$ 9,920
Dow Jones U S Total Stock Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market IndexSM
Account Value		$ 28,407.79	26,528.15	20,508.5	22,480.97	20,131.36		12,374.9	13,640.15	12,553.36	11,027.62	9,991.8
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Account Value		$ 11,034.91	10,521.5	10,345.84	10,865.57	11,336.26		11,256.31	10,333.17	9,890.02	9,772.49	9,996.44
Dow Jones U S Total Stock Market Index Schwab Target2065 Index Fund [Member]
Account Value [Line Items]
Account Value		14,557.17	13,593.98	10,509.29	11,520.06		9,969.03
Bloomberg U S Aggregate Bond Index Schwab Target2065 Index Fund [Member]
Account Value [Line Items]
Account Value		$ 9,693.1	9,242.12	9,087.81	9,544.35		10,083.72
Target 2010 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2010 Passive Composite Index
Account Value		$ 15,281.89	14,433.01	13,129.37	13,822.16	13,588.28		11,466.29	11,340.45	10,818.78	10,236.88	9,992.54
Target 2015 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2015 Passive Composite Index
Account Value		$ 15,614.59	14,742.96	13,311.22	14,035.4	13,749.35		11,459.09	11,395.29	10,868.64	10,257.94	9,991.93
Target 2020 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2020 Passive Composite Index
Account Value		$ 16,189.44	15,283.69	13,731.88	14,494.01	14,167.03		11,709.95	11,674.79	11,139.51	10,368.01	9,987.84
Target 2025 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2025 Passive Composite Index
Account Value		$ 17,471	16,452.24	14,621.44	15,508.76	15,015.69		11,685.09	11,988.73	11,423.04	10,482.84	9,984.13
Target 2030 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2030 Passive Composite Index
Account Value		$ 18,774.11	17,651.54	15,315.06	16,347.64	15,660.25		11,638.87	12,213.73	11,636.15	10,570.33	9,981.04
Target 2035 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2035 Passive Composite Index
Account Value		$ 19,790.79	18,591.38	15,859.35	17,007.75	16,166.42		11,588.43	12,391.45	11,814.27	10,643.99	9,978.27
Target 2040 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2040 Passive Composite Index
Account Value		$ 20,679.61	19,411.21	16,344.24	17,596.93	16,616.36		11,551.85	12,555.93	11,984.48	10,713.38	9,975.59
Target 2045 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2045 Passive Composite Index
Account Value		$ 21,389.85	20,065.51	16,719.1	18,058.62	16,959.63		11,458.14	12,654.97	12,090.55	10,756.49	9,973.94
Target 2050 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2050 Passive Composite Index
Account Value		$ 21,801.89	20,449.9	16,931.51	18,328.41	17,161.51		11,408.51	12,715.99	12,156.59	10,783.44	9,972.86
Target 2055 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2055 Passive Composite Index
Account Value		$ 22,100.49	20,728.33	17,101.13	18,532.92	17,320.98		11,387.78	12,774.37	12,220.41	10,809.34	9,971.83
Target 2060 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2060 Passive Composite Index
Account Value		$ 22,312.81	20,922.89	17,211.47	18,669.62	$ 17,418.02		$ 11,326.2	$ 12,788.99	$ 12,238.58	$ 10,816.2	$ 9,971.61
Target 2065 Passive Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Target 2065 Passive Composite Index
Account Value		$ 13,023.29	$ 12,212.57	$ 10,026.02	$ 10,880.3		$ 9,879.85

[1]	Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.